UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                     ---------

                       The Gabelli Dividend & Income Trust
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 78.9%
               AEROSPACE -- 0.8%
      10,000   Goodrich Corp. .................$      405,200
      60,000   Kaman Corp. ....................     1,080,600
   2,000,000   Rolls-Royce Group plc+ .........    16,963,437
                                               --------------
                                                   18,449,237
                                               --------------
               AGRICULTURE -- 0.3%
     150,000   Archer-Daniels-Midland Co. .....     5,682,000
      55,000   Delta & Pine Land Co. ..........     2,227,500
                                               --------------
                                                    7,909,500
                                               --------------
               AUTOMOTIVE -- 0.2%
     100,000   General Motors Corp. ...........     3,326,000
      50,000   Navistar International Corp.+ ..     1,291,000
                                               --------------
                                                    4,617,000
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
     100,000   Dana Corp. .....................       104,000
     455,000   Genuine Parts Co. ..............    19,624,150
                                               --------------
                                                   19,728,150
                                               --------------
               AVIATION: PARTS AND SERVICES -- 0.2%
      50,000   Sequa Corp., Cl. A+ ............     4,693,000
                                               --------------
               BROADCASTING -- 0.2%
     160,000   Univision Communications Inc.,
                Cl. A+ ........................     5,494,400
                                               --------------
               BUILDING AND CONSTRUCTION -- 0.0%
      11,000   Layne Christensen Co.+ .........       314,270
                                               --------------
               BUSINESS SERVICES -- 0.4%
     265,000   Aramark Corp., Cl. B ...........     8,707,900
                                               --------------
               CABLE AND SATELLITE -- 1.1%
      40,000   Cablevision Systems Corp.,
                Cl. A+ ........................       908,400
      14,200   Cogeco Inc. ....................       298,546
     330,000   EchoStar Communications
                Corp., Cl. A+ .................    10,804,200
      81,734   Liberty Global Inc., Cl. A+ ....     2,103,833
      34,318   Liberty Global Inc., Cl. C+ ....       860,009
     155,000   Rogers Communications Inc.,
                Cl. B .........................     8,504,850
     115,000   The DIRECTV Group Inc.+ ........     2,263,200
                                               --------------
                                                   25,743,038
                                               --------------
     UNITS
     ------
               CLOSED-END FUNDS -- 0.1%
      47,125   Bell Aliant Regional
                Communications Income Fund ....     1,473,513
                                               --------------
     SHARES
     ------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      20,000   Thomas & Betts Corp.+ ..........       954,200
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.3%
      20,000   Hummingbird Ltd.+ ..............       556,600
     150,000   The Reynolds & Reynolds Co.,
                Cl. A .........................     5,926,500
                                               --------------
                                                    6,483,100
                                               --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               CONSUMER PRODUCTS -- 2.4%
     329,000   Alberto-Culver Co. .............$   16,644,110
      10,000   Altria Group Inc. ..............       765,500
     125,000   Avon Products Inc. .............     3,832,500
      40,000   Eastman Kodak Co. ..............       896,000
     135,000   Gallaher Group plc, ADR ........     8,824,950
      47,000   Hanesbrands Inc.+ ..............     1,057,970
       1,000   Kimberly-Clark Corp. ...........        65,360
     180,000   Mattel Inc. ....................     3,546,000
     150,000   Procter & Gamble Co. ...........     9,297,000
     700,000   Swedish Match AB ...............    11,391,006
                                               --------------
                                                   56,320,396
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 2.7%
     180,000   Bouygues SA ....................     9,627,572
     130,000   Cooper Industries Ltd.,
                Cl. A .........................    11,078,600
     500,000   General Electric Co. ...........    17,650,000
     250,000   Honeywell
                International Inc. ............    10,225,000
     100,000   ITT Corp. ......................     5,127,000
     116,000   Sonoco Products Co. ............     3,902,240
       1,000   Textron Inc. ...................        87,500
   1,051,000   Tomkins plc ....................     4,658,846
     120,000   WHX Corp.+ .....................     1,080,000
                                               --------------
                                                   63,436,758
                                               --------------
               ELECTRONICS -- 0.7%
      45,000   Freescale Semiconductor Inc.,
                Cl. A+ ........................     1,712,250
      20,000   Intel Corp. ....................       411,400
   1,000,000   Symbol Technologies Inc. .......    14,860,000
                                               --------------
                                                   16,983,650
                                               --------------
               ENERGY AND UTILITIES: ELECTRIC -- 5.3%
      30,000   Allegheny Energy Inc.+ .........     1,205,100
     120,000   ALLETE Inc. ....................     5,214,000
     310,000   American Electric
                Power Co. Inc. ................    11,274,700
     425,000   DPL Inc. .......................    11,526,000
      17,500   DTE Energy Co. .................       726,425
     270,000   Duquesne Light
                Holdings Inc. .................     5,308,200
     280,000   Electric Power Development
                Co. Ltd. ......................     9,979,259
     230,000   FPL Group Inc. .................    10,350,000
     600,000   Great Plains Energy Inc. .......    18,612,000
     550,000   Pepco Holdings Inc. ............    13,293,500
     240,000   Pinnacle West Capital Corp. ....    10,812,000
     450,200   The Southern Co. ...............    15,513,892
     365,000   Unisource Energy Corp. .........    12,165,450
                                               --------------
                                                  125,980,526
                                               --------------
               ENERGY AND UTILITIES: INTEGRATED -- 10.6%
      12,000   Alliant Energy Corp. ...........       428,760
     385,000   Ameren Corp. ...................    20,324,150
      50,000   Avista Corp. ...................     1,184,000
      11,000   Black Hills Corp. ..............       369,710
      33,000   CH Energy Group Inc. ...........     1,698,510
     108,000   Chubu Electric
                Power Co. Inc. ................     2,806,857

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
     278,000   CONSOL Energy Inc. .............$    8,820,940
     200,000   Consolidated Edison Inc. .......     9,240,000
      20,000   Dominion Resources Inc. ........     1,529,800
     690,000   Duke Energy Corp. ..............    20,838,000
     430,000   Edison SpA .....................       924,221
     200,000   El Paso Corp. ..................     2,728,000
     100,000   Endesa SA ......................     4,254,321
      67,000   Endesa SA, ADR .................     2,854,200
     300,000   Enel SpA .......................     2,737,094
      47,000   Enel SpA, ADR ..................     2,144,610
     139,500   Energy East Corp. ..............     3,308,940
     220,000   FirstEnergy Corp. ..............    12,289,200
     130,000   Hawaiian Electric
                Industries Inc. ...............     3,517,800
     250,000   Hera SpA .......................       933,605
     121,500   Hokkaido Electric
                Power Co. Inc. ................     2,946,857
     121,500   Hokuriku Electric
                Power Co. .....................     2,540,571
      80,500   Korea Electric
                Power Corp., ADR ..............     1,573,775
     121,500   Kyushu Electric
                Power Co. Inc. ................     2,869,714
      21,000   Maine & Maritimes Corp.+ .......       351,750
      74,000   MGE Energy Inc. ................     2,396,120
      35,102   National Grid plc, ADR .........     2,200,544
     255,000   NiSource Inc. ..................     5,543,700
     605,000   NSTAR ..........................    20,182,800
     490,000   OGE Energy Corp. ...............    17,693,900
      38,000   Ormat Technologies Inc. ........     1,243,360
     330,000   Progress Energy Inc. ...........    14,975,400
     200,000   Public Service
                Enterprise Group Inc. .........    12,238,000
     174,603   Scottish Power plc, ADR ........     8,478,722
     121,500   Shikoku Electric
                Power Co. Inc. ................     2,648,572
      15,000   TECO Energy Inc. ...............       234,750
     121,500   The Chugoku Electric
                Power Co. Inc. ................     2,561,143
      30,000   The Empire District
                Electric Co. ..................       671,400
     121,500   The Kansai Electric
                Power Co. Inc. ................     2,802,857
     108,000   The Tokyo Electric
                Power Co. Inc. ................     3,108,572
     121,500   Tohoku Electric
                Power Co. Inc. ................     2,658,857
       2,000   TXU Corp. ......................       125,040
     202,600   Vectren Corp. ..................     5,439,810
     470,000   Westar Energy Inc. .............    11,049,700
      90,000   Wisconsin Energy Corp. .........     3,882,600
     150,000   WPS Resources Corp. ............     7,444,500
     620,000   Xcel Energy Inc. ...............    12,803,000
                                               --------------
                                                  253,598,732
                                               --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 5.6%
       8,500   AGL Resources Inc. .............       310,250
     100,000   Atmos Energy Corp. .............     2,855,000
      14,800   Delta Natural Gas Co. Inc. .....       370,740
       6,000   Energen Corp. ..................       251,220
     500,000   KeySpan Corp. ..................    20,570,000
      20,000   Kinder Morgan Energy
                Partners LP ...................       877,600
     450,000   Kinder Morgan Inc. .............    47,182,500

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------

     300,000   National Fuel Gas Co. ..........$   10,905,000
     215,000   Nicor Inc. .....................     9,193,400
     220,000   ONEOK Inc. .....................     8,313,800
     300,000   Peoples Energy Corp. ...........    12,195,000
     300,000   SEMCO Energy Inc.+ .............     1,692,000
     200,000   Sempra Energy ..................    10,050,000
      30,000   South Jersey Industries Inc. ...       897,300
      70,000   Southern Union Co. .............     1,848,700
     165,000   Southwest Gas Corp. ............     5,497,800
      60,000   The Laclede Group Inc. .........     1,924,800
                                               --------------
                                                  134,935,110
                                               --------------
               ENERGY AND UTILITIES: OIL -- 11.9%
      20,000   Anadarko Petroleum Corp. .......       876,600
      40,000   Apache Corp. ...................     2,528,000
      20,000   Baker Hughes Inc. ..............     1,364,000
      46,900   BG Group plc, ADR ..............     2,859,493
     160,000   BP plc, ADR ....................    10,492,800
      40,000   Cameron International Corp.+ ...     1,932,400
     140,000   Chesapeake Energy Corp. ........     4,057,200
     319,888   Chevron Corp. ..................    20,747,936
       1,000   Cimarex Energy Co. .............        35,190
     420,996   ConocoPhillips .................    25,061,892
      78,000   Devon Energy Corp. .............     4,925,700
     290,000   Diamond Offshore
                Drilling Inc. .................    20,987,300
     187,500   Eni SpA, ADR ...................    11,158,125
     225,000   Exxon Mobil Corp. ..............    15,097,500
      55,000   Giant Industries Inc.+ .........     4,466,000
     640,000   Halliburton Co. ................    18,208,000
      30,000   Hess Corp. .....................     1,242,600
     297,000   Marathon Oil Corp. .............    22,839,300
     180,000   Murphy Oil Corp. ...............     8,559,000
       4,000   Nabors Industries Ltd.+ ........       119,000
       1,000   Niko Resources Ltd. ............        59,494
       5,000   Noble Corp. ....................       320,900
     375,000   Occidental Petroleum Corp. .....    18,041,250
      14,000   Oceaneering
                International Inc.+ ...........       431,200
      30,000   PetroChina Co. Ltd., ADR .......     3,229,500
     280,000   Repsol YPF SA, ADR .............     8,352,400
     200,000   Royal Dutch Shell plc,
                Cl. A, ADR ....................    13,220,000
     120,000   Schlumberger Ltd. ..............     7,443,600
       1,000   Seitel Inc.+ ...................         3,670
     940,000   Statoil ASA, ADR ...............    22,390,800
     200,000   Sunoco Inc. ....................    12,438,000
     200,000   Total SA, ADR ..................    13,188,000
      90,000   Transocean Inc.+ ...............     6,590,700
                                               --------------
                                                  283,267,550
                                               --------------
               ENERGY AND UTILITIES: SERVICES -- 0.2%
     135,000   ABB Ltd., ADR ..................     1,779,300
      50,000   NS Group Inc.+ .................     3,227,500
                                               --------------
                                                    5,006,800
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co. ......$      420,750
      53,333   Aqua America Inc. ..............     1,170,126
       6,000   Artesian Resources
                Corp., Cl. A ..................       112,860
       3,000   California Water
                Service Group .................       110,790
      10,000   Connecticut Water
                Service Inc. ..................       220,800
       1,000   Consolidated Water Co. Ltd. ....        24,570
       6,000   Middlesex Water Co. ............       115,380
      21,466   Pennichuck Corp. ...............       397,765
      90,000   SJW Corp. ......................     2,691,900
      16,800   Southwest Water Co. ............       205,464
       5,000   Suez SA ........................       219,627
     168,000   Suez SA, Strips+ ...............         2,130
      36,000   United Utilities plc, ADR ......       953,280
       9,000   York Water Co. .................       171,180
                                               --------------
                                                    6,816,622
                                               --------------
               ENTERTAINMENT -- 0.8%
       8,000   Grupo Televisa SA, ADR .........       170,080
     150,000   The Walt Disney Co. ............     4,636,500
     360,000   Time Warner Inc. ...............     6,562,800
     220,000   Vivendi ........................     7,931,170
                                               --------------
                                                   19,300,550
                                               --------------
               ENVIRONMENTAL SERVICES -- 0.3%
     300,000   Allied Waste Industries Inc.+ ..     3,381,000
      11,000   Veolia Environnement ...........       664,093
      75,000   Waste Management Inc. ..........     2,751,000
                                               --------------
                                                    6,796,093
                                               --------------
               EQUIPMENT AND SUPPLIES -- 1.3%
     115,000   CIRCOR International Inc. ......     3,513,250
      30,000   Lufkin Industries Inc. .........     1,587,600
      60,000   Mueller Industries Inc. ........     2,110,200
     280,000   RPC Inc. .......................     5,129,600
     315,000   Weatherford
                International Ltd.+ ...........    13,141,800
     300,000   Xerox Corp.+ ...................     4,668,000
                                               --------------
                                                   30,150,450
                                               --------------
               FINANCIAL SERVICES -- 14.0%
     305,000   AllianceBernstein Holding LP ...    21,041,950
     380,000   American Express Co. ...........    21,310,400
     260,000   American International
                Group Inc. ....................    17,227,600
      80,000   Ameriprise Financial Inc. ......     3,752,000
     285,000   AmSouth Bancorporation .........     8,276,400
      40,000   Astoria Financial Corp. ........     1,232,800
     510,000   Bank of America Corp. ..........    27,320,700
       5,000   BlackRock Inc. .................       745,000
      20,000   Capital One Financial Corp. ....     1,573,200
     550,000   Citigroup Inc. .................    27,318,500
     210,000   Commerce Bancorp Inc. ..........     7,709,100
      30,000   Deutsche Bank AG ...............     3,621,000
      80,000   Fannie Mae .....................     4,472,800
      40,000   Fidelity National
                Financial Inc. ................     1,666,000

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------

       7,000   Fidelity National Title
                Group Inc., Cl. A .............$      146,720
     165,000   Fifth Third Bancorp ............     6,283,200
     100,000   First Horizon National Corp. ...     3,801,000
      40,000   Flushing Financial Corp. .......       700,000
      27,000   Hartford Financial Services
                Group Inc. ....................     2,342,250
      10,000   Hudson City Bancorp Inc. .......       132,500
     520,000   JPMorgan Chase & Co. ...........    24,419,200
       1,000   Legg Mason Inc. ................       100,860
      10,000   Lehman Brothers Holdings Inc. ..       738,600
      15,000   Marshall & Ilsley Corp. ........       722,700
     112,000   Merrill Lynch & Co. Inc. .......     8,760,640
     135,000   Morgan Stanley .................     9,842,850
     200,000   New York Community
                Bancorp Inc. ..................     3,276,000
      40,000   NewAlliance Bancshares Inc. ....       586,000
      40,000   North Fork
                Bancorporation Inc. ...........     1,145,600
     210,000   PNC Financial Services
                Group Inc. ....................    15,212,400
     332,000   Popular Inc. ...................     6,454,080
     323,620   Sovereign Bancorp Inc. .........     6,961,066
      20,750   Sterling Bancorp ...............       407,945
     100,000   T. Rowe Price Group Inc. .......     4,785,000
      60,000   The Allstate Corp. .............     3,763,800
     361,400   The Bank of New
                York Co. Inc. .................    12,742,964
       4,000   The Progressive Corp. ..........        98,160
     290,000   The St. Paul Travelers
                Companies Inc. ................    13,598,100
       5,000   Unitrin Inc. ...................       220,850
      15,214   Valley National Bancorp ........       389,022
     270,000   Wachovia Corp. .................    15,066,000
     405,000   Waddell & Reed Financial
                Inc., Cl. A ...................    10,023,750
      32,000   Washington Mutual Inc. .........     1,391,040
       3,500   Webster Financial Corp. ........       164,885
     450,000   Wells Fargo & Co. ..............    16,281,000
      85,200   Wilmington Trust Corp. .........     3,795,660
     167,000   Zions Bancorporation ...........    13,328,270
                                               --------------
                                                  334,949,562
                                               --------------
               FOOD AND BEVERAGE -- 4.2%
     160,000   Anheuser-Busch Companies Inc. ..     7,601,600
      50,000   Campbell Soup Co. ..............     1,825,000
     185,000   ConAgra Foods Inc. .............     4,528,800
     300,000   General Mills Inc. .............    16,980,000
      50,000   Gold Kist Inc.+ ................     1,042,000
     210,000   Groupe Danone ..................    29,478,450
     140,000   H.J. Heinz Co. .................     5,870,200
       1,000   Kellogg Co. ....................        49,520
      50,000   Kraft Foods Inc., Cl. A ........     1,783,000
     339,450   Parmalat SpA, GDR+ (a) .........     1,216,894
      20,000   PepsiCo Inc. ...................     1,305,200
     370,000   Sara Lee Corp. .................     5,945,900
     300,000   The Coca-Cola Co. ..............    13,404,000
     100,000   The Hershey Co. ................     5,345,000
      62,000   Wm. Wrigley Jr. Co. ............     2,855,720
       3,000   Wm. Wrigley Jr. Co., Cl. B .....       138,000
                                               --------------
                                                   99,369,284
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE -- 2.4%
     120,000   Bristol-Myers Squibb Co. .......$    2,990,400
     185,000   Eli Lilly & Co. ................    10,545,000
      90,000   IMS Health Inc. ................     2,397,600
     220,000   Merck & Co. Inc. ...............     9,218,000
      60,000   Owens & Minor Inc. .............     1,973,400
     730,000   Pfizer Inc. ....................    20,702,800
     120,000   Wyeth ..........................     6,100,800
      44,000   Zimmer Holdings Inc.+ ..........     2,970,000
                                               --------------
                                                   56,898,000
                                               --------------
               HOTELS AND GAMING -- 0.4%
      40,000   Aztar Corp.+ ...................     2,120,400
     100,000   Hilton Hotels Corp. ............     2,785,000
     705,882   Ladbrokes plc ..................     5,141,234
                                               --------------
                                                   10,046,634
                                               --------------
               MACHINERY -- 0.1%
     150,000   CNH Global NV ..................     3,481,500
                                               --------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.0%
       1,100   Skyline Corp. ..................        42,031
                                               --------------
               METALS AND MINING -- 1.7%
      44,000   Alcoa Inc. .....................     1,233,760
      10,000   Alliance Holdings GP LP ........       193,100
      20,000   Arch Coal Inc. .................       578,200
       8,000   BHP Billiton Ltd., ADR .........       303,040
   1,300,000   Excel Coal Ltd. ................     9,204,467
       3,000   Fording Canadian Coal Trust ....        79,590
     120,000   Freeport-McMoRan Copper &
                Gold Inc., Cl. B ..............     6,391,200
     100,000   Inco Ltd., New York ............     7,627,000
     159,500   Inco Ltd., Toronto .............    12,159,244
      10,000   Massey Energy Co. ..............       209,400
      25,000   Peabody Energy Corp. ...........       919,500
      20,000   Phelps Dodge Corp. .............     1,694,000
       1,000   Rio Tinto plc, ADR .............       189,630
       3,000   Westmoreland Coal Co.+ .........        59,010
                                               --------------
                                                   40,841,141
                                               --------------
               PAPER AND FOREST PRODUCTS -- 0.3%
     200,000   International Paper Co. ........     6,926,000
                                               --------------
               PUBLISHING -- 0.3%
     135,000   Dow Jones & Co. Inc. ...........     4,527,900
     300,000   The Reader's Digest
                Association Inc. ..............     3,888,000
                                               --------------
                                                    8,415,900
                                               --------------
               REAL ESTATE -- 0.5%
      12,000   Brookfield Asset
                Management Inc., Cl. A ........       532,080
       1,000   Inmobiliaria Colonial SA .......        77,541
      30,000   Reckson Associates
                Realty Corp. ..................     1,284,000
     350,000   Trizec Properties Inc. .........    10,118,500
                                               --------------
                                                   12,012,121
                                               --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               RETAIL -- 0.9%
     153,000   Ingles Markets Inc., Cl. A .....$    4,036,140
     425,000   Safeway Inc. ...................    12,898,750
      22,000   Saks Inc. ......................       380,160
     136,300   SUPERVALU Inc. .................     4,041,295
                                               --------------
                                                   21,356,345
                                               --------------
               SPECIALTY CHEMICALS -- 1.7%
       5,000   Arkema, ADR+ ...................       235,680
     337,100   Ashland Inc. ...................    21,500,238
     140,000   E.I. du Pont de
                Nemours & Co. .................     5,997,600
     230,000   Ferro Corp. ....................     4,089,400
     110,000   Olin Corp. .....................     1,689,600
     170,000   The Dow Chemical Co. ...........     6,626,600
      18,146   Tronox Inc., Cl. B .............       231,724
                                               --------------
                                                   40,370,842
                                               --------------
               TELECOMMUNICATIONS -- 5.2%
     580,000   AT&T Inc. ......................    18,884,800
     560,000   BCE Inc. .......................    15,170,400
     200,000   BellSouth Corp. ................     8,550,000
      74,000   BT Group plc, ADR ..............     3,742,180
       2,000   CenturyTel Inc. ................        79,340
      50,000   Compania de Telecomunicaciones
                de Chile SA, ADR ..............       353,500
     100,000   Deutsche Telekom AG, ADR .......     1,587,000
      42,000   Embarq Corp. ...................     2,031,540
      55,000   France Telecom SA, ADR .........     1,282,050
     210,000   Hellenic Telecommunications
                Organization SA, ADR+ .........     2,595,600
     200,000   Portugal Telecom SGPS SA .......     2,498,066
      90,000   Qwest Communications
                International Inc.+ ...........       784,800
     840,000   Sprint Nextel Corp. ............    14,406,000
      15,000   Telecom Corp. of New
                Zealand Ltd., ADR .............       336,450
     200,000   Telecom Italia SpA, ADR ........     5,666,000
      26,000   Telefonica SA, ADR .............     1,347,060
     260,000   Telefonos de Mexico SA de
                CV, Cl. L, ADR ................     6,650,800
     140,000   Telstra Corp. Ltd., ADR ........     1,926,400
      68,000   TELUS Corp., Non-Voting ........     3,815,534
     805,000   Verizon Communications Inc. ....    29,889,650
     100,000   Vodafone Group plc, ADR ........     2,286,000
                                               --------------
                                                  123,883,170
                                               --------------
               TRANSPORTATION -- 0.4%
       4,000   Frontline Ltd. .................       154,040
     216,000   GATX Corp. .....................     8,935,920
      24,000   Golden Ocean Group Ltd.+ .......        24,638
       4,250   Ship Finance
                International Ltd. ............        84,575
      30,000   Teekay Shipping Corp. ..........     1,233,300
                                               --------------
                                                   10,432,473
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               WIRELESS COMMUNICATIONS -- 0.3%
      14,000   Crown Castle
                International Corp.+ ..........$      493,360
     110,000   United States Cellular Corp.+ ..     6,567,000
       3,000   Vimpel-Communications, ADR+ ....       181,770
                                               --------------
                                                    7,242,130
                                               --------------
               TOTAL COMMON STOCKS ............ 1,883,427,678
                                               --------------

               CONVERTIBLE PREFERRED STOCKS -- 2.1%
               AEROSPACE -- 0.1%
       8,315   Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B .......     1,105,895
                                               --------------
               AUTOMOTIVE -- 0.0%
      16,000   General Motors Corp.,
                4.500% Cv. Pfd., Ser. A .......       395,840
                                               --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A .......       813,285
                                               --------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                6.000% Cv. Pfd. ...............         5,950
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 0.3%
     179,400   Owens-Illinois Inc.,
                4.750% Cv. Pfd. ...............     6,287,970
      80,000   Smurfit-Stone Container Corp.,
                7.000% Cv. Pfd., Ser. A .......     1,856,000
                                               --------------
                                                    8,143,970
                                               --------------
               ENERGY AND UTILITIES -- 0.4%
       5,000   Chesapeake Energy Corp.,
                5.000% Cv. Pfd. (a) ...........       649,062
      20,000   CMS Energy Corp.,
                4.500% Cv. Pfd., Ser. B .......     1,557,500
     130,000   El Paso Corp. Capital Trust I,
                4.750% Cv. Pfd., Ser. C .......     4,839,900
      40,000   Hanover Compressor
                Capital Trust,
                7.250% Cv. Pfd. ...............     2,210,000
                                               --------------
                                                    9,256,462
                                               --------------
               ENTERTAINMENT -- 0.1%
     120,000   Six Flags Inc.,
                7.250% Cv. Pfd., Ser. B .......     2,556,000
                                               --------------
               FINANCIAL SERVICES -- 0.7%
       2,000   Doral Financial Corp.,
                4.750% Cv. Pfd. ...............       268,000
     210,000   National Australia Bank Ltd.,
                7.875% Cv. Pfd. ...............     9,242,100
     137,000   Newell Financial Trust I,
                5.250% Cv. Pfd. ...............     6,267,750
                                               --------------
                                                   15,777,850
                                               --------------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               HEALTH CARE -- 0.0%
      10,000   Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B .......$      583,750
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,100   Equity Office Properties Trust,
                5.250% Cv. Pfd., Ser. B .......       121,464
                                               --------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .......     2,200,000
     121,000   Crown Castle
                International Corp.,
                6.250% Cv. Pfd. ...............     6,957,500
                                               --------------
                                                    9,157,500
                                               --------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp.,$2.50 Cv. Pfd. ......       294,938
         982   Kansas City Southern,
                4.250% Cv. Pfd. ...............       919,246
                                               --------------
                                                    1,214,184
                                               --------------
               TOTAL CONVERTIBLE
                PREFERRED STOCKS ..............    49,132,150
                                               --------------
     PRINCIPAL
      AMOUNT
     -------

               CONVERTIBLE CORPORATE BONDS -- 1.7%
               AEROSPACE -- 0.1%
 $ 1,000,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ..............     1,025,000
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ..............       475,000
                                               --------------
               BROADCASTING -- 0.5%
     100,000   Lin Television Corp.,
                Sub. Deb. Cv.,
                2.500%, 05/15/33 ..............        92,750
  13,240,000   Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 ..............    11,833,250
                                               --------------
                                                   11,926,000
                                               --------------
               BUSINESS SERVICES -- 0.0%
     910,000   Trans-Lux Corp.,
                Sub. Deb. Cv.,
                8.250%, 03/01/12 ..............       823,550
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
  10,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ..............    10,075,000
   2,000,000   TriQuint Semiconductor Inc.,
                Sub. Deb. Cv.,
                4.000%, 03/01/07 ..............     1,992,500
                                               --------------
                                                   12,067,500
                                               --------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ---------                                        ------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               ENTERTAINMENT -- 0.1%
 $ 1,500,000   The Walt Disney Co., Cv.,
                2.125%, 04/15/23 ..............$    1,695,000
                                               --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                3.500%, 11/15/12 ..............       398,750
                                               --------------
               METALS AND MINING -- 0.0%
     400,000   Inco Ltd., Cv.,
                Zero Coupon, 03/29/21 .........       812,000
                                               --------------
               REAL ESTATE -- 0.0%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/24 .............        84,250
   1,000,000     3.250%, 05/15/24 (a) .........       842,500
                                               --------------
                                                      926,750
                                               --------------
               TELECOMMUNICATIONS -- 0.3%
   6,000,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ..............     5,760,000
                                               --------------
               TRANSPORTATION -- 0.2%
   3,000,000   GATX Corp., Cv.,
                7.500%, 02/01/07 ..............     3,675,000
                                               --------------
               TOTAL CONVERTIBLE
                CORPORATE BONDS ...............    39,584,550
                                               --------------
      SHARES
     -------

               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR,
                expire 12/31/15+ (a)(b) .......             0
                                               --------------
     PRINCIPAL
      AMOUNT
     -------

               SHORT-TERM OBLIGATIONS -- 17.3%
               REPURCHASE AGREEMENTS -- 13.0%
$160,000,000   ABN Amro, 4.850%, dated 9/29/06,
                due 10/02/06, proceeds at
                maturity, $160,064,667 (c) ....   160,000,000
 150,000,000   Barclays Capital Inc.,
                4.950%, dated 9/29/06,
                due 10/02/06, proceeds
                at maturity,
                $150,061,875 (d) ..............   150,000,000
                                               --------------
                                                  310,000,000
                                               --------------
               U.S. TREASURY BILLS -- 4.3%
 105,131,000   U.S. Treasury Bills,
                4.772% to 5.219%++,
                10/12/06 to 03/08/07 ..........   103,369,233
                                               --------------
               TOTAL SHORT-TERM
                OBLIGATIONS ...................   413,369,233
                                               --------------
   TOTAL INVESTMENTS -- 100.0%
    (Cost $2,092,132,589) .....................$2,385,513,611
                                               ==============

   --------------
            Aggregate book cost ...............$2,092,132,589
                                               ==============
            Gross unrealized appreciation .....$  312,599,105
            Gross unrealized depreciation .....   (19,218,083)
                                               --------------
            Net unrealized appreciation
             (depreciation) ...................$  293,381,022
                                               ==============
   --------------
INTEREST RATE SWAP
                                     FLOATING
  NOTIONAL                       RATE RECEIVED+++    TERMINATION   UNREALIZED
   AMOUNT    FIXED RATE PAID   (RATE RESET MONTHLY)      DATE     APPRECIATION
   ------    ---------------   -------------------     --------   ------------
$100,000,000     4.01%               5.33000%        June 2, 2010  $3,247,591

   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $2,708,456 or 0.11% of total investments. Except as noted in (b), these securities are liquid.
   (b) At September 30, 2006, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board, as follows:

                                                                     09/30/06
ACQUISITION                         ACQUISITION    ACQUISITION    CARRYING VALUE
 SHARES    ISSUER                       DATE          COST          PER UNIT
 -------   -------                     -------       -------          -------
   650     Parmalat SpA, GDR
            warrants expire
            12/31/15 ................ 11/09/05        $0.00           $0.0000

   (c) Collateralized by $123,270,000 U.S. Treasury Bond, 7.875%, due 02/15/21, market value $163,200,000.
   (d) Collateralized by $114,975,000 U.S. Treasury Bond, 8.125%, due 08/15/19, market value $153,000,000.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   +++  Based on Libor (London Interbank Offered Rate).
   ADR  American Depository Receipt
   GDR  Global Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                       MARKET      MARKET
                                       VALUE       VALUE
                                      -------    ----------
       GEOGRAPHIC DIVERSIFICATION
       North America .................  85.6%  $2,042,079,004
       Europe ........................   9.8      233,832,000
       Latin America .................   1.9       46,156,803
       Japan .........................   1.5       34,923,259
       Asia/Pacific ..................   1.2       28,522,545
                                       -----   --------------
       Total Investments ............. 100.0%  $2,385,513,611
                                       =====   ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.